Revenue (Tables)	6 Months Ended
Dec. 31, 2022
Revenue
Summary of revenue

	31 December 2022	31 December 2021
	$	$
Sales of EasyDNA branded tests - point in time	3,813,482	2,044,152
Sales of AffinityDNA branded tests - point in time	330,777	-
Sales of geneType branded tests - point in time	9,688	6,864
Revenue from contract with customers	4,153,947	2,051,016